The Mexico Equity and Income Fund, Inc.
Schedule of Investments
October 31, 2021 (Unaudited)

MEXICO - 93.57%	Shares	Value

COMMON STOCKS - 81.81%
Airlines - 3.81%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	591,700	$1,076,315
Grupo Traxion, S.A.B. de C.V. (a)	410,350	709,761
		1,786,076
Airports - 1.97%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B (a)	152,600	920,803
Auto Parts and Equipment - 3.37%
Nemak, S.A.B. de C.V. (a)	6,849,619	1,580,323
Beverages - 3.48%
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	198,124	1,628,836
Building Materials - 7.31%
Cemex, S.A.B. de C.V. - Series CPO (a)	4,479,460	2,880,710
Grupo Cementos de Chihuahua, S.A.B. de C.V.	73,100	543,776
		3,424,486
Chemical Products - 7.67%
Alpek, S.A.B. de C.V. - Series A	1,500,000	1,642,219
Orbia Advance Corp., S.A.B. de C.V.	749,571	1,948,200
		3,590,419
Construction and Infrastructure - 2.67%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	169,796	1,248,645
Financial Groups - 10.06%
Banco del Bajio, S.A.	266,100	499,552
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	424,053	2,684,831
Grupo Financiero Inbursa, S.A.B. de C.V. - Series O (a)	958,500	962,318
Regional, S.A.B. de C.V.	108,381	566,910
		4,713,611
Food - 2.30%
Grupo Bimbo, S.A.B. de C.V. - Series A	364,644	1,079,338
Holding Companies - 2.14%
Alfa, S.A.B. de C.V. - Series A	1,385,487	1,003,381
Hotels, Restaurants, and Recreation - 2.67%
Alsea, S.A.B. de C.V. (a)	431,774	906,415
Grupe, S.A.B. de C.V. (a)(b)(c)(d)	303,242	341,714
		1,248,129
Mining - 3.72%
Grupo Mexico, S.A.B. de C.V. - Series B	397,393	1,743,372
Railroads - 1.39%
GMexico Transportes, S.A.B. de C.V.	406,874	652,168
Real Estate Services - 2.07%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	557,154	969,905
Retail - 15.85%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	560,000	2,477,677
Grupo Comercial Chedraui, S.A. de C.V.	276,500	545,264
La Comer, S.A.B. de C.V.	740,000	1,334,933
Wal-Mart de Mexico, S.A.B. de C.V.	878,954	3,065,751
		7,423,625
Telecommunication - 11.33%
America Movil, S.A.B. de C.V. - Series L	5,956,383	5,308,900
TOTAL COMMON STOCKS (Cost $35,530,922)		38,322,017

CAPITAL DEVELOPMENT CERTIFICATES - 7.75%
Atlas Discovery Trust II (b)(c)(d)	300,000	3,629,271
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $1,460,703)		3,629,271

MEXICAN MUTUAL FUNDS - 0.15%
Scotiabankinverlat - Scotia Gubernamental S.A. de C.V. SIID (a)	353,103	69,528
TOTAL MEXICAN MUTUAL FUNDS (Cost $69,157)		69,528

REAL ESTATE INVESTMENT TRUSTS - 3.86%
Fibra Uno Administracion, S.A. de C.V.	1,816,361	1,805,068
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,930,225)		1,805,068
TOTAL MEXICO (Cost $38,991,007)		43,825,884

UNITED STATES - 6.48%

COMMON STOCKS - 2.42%
Mining - 2.42%
Southern Copper Corp.	18,800	1,135,049
TOTAL COMMON STOCKS (Cost $1,250,927)		1,135,049

INVESTMENT COMPANIES - 4.06%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.026% (e)	1,900,566	1,900,566
TOTAL INVESTMENT COMPANIES (Cost $1,900,566)		1,900,566
TOTAL UNITED STATES (Cost $3,151,493)		3,035,615

Total Investments (Cost $42,142,500) - 100.05%		46,861,499
Liabilities in Excess of Other Assets - (0.05)%		(23,605)
TOTAL NET ASSETS - 100.00%		$46,837,894

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Illiquid securities. The total market value of these securities were $3,970,985, representing 8.48% of net assets.
(c)	Fair valued securities. The total market value of these securities were $3,970,985, representing 8.48% of net assets.
(d)	Level 3 securities. Value determined using significant unobservable inputs.
(e)	The rate shown represents the 7-day yield at October 31, 2021.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.  The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of October 31, 2021:

	Level 1	Level 2	Level 3*	Total
Equity
Airlines	$1,786,076	$-	$-	$1,786,076
Airports	920,803	-	-	920,803
Auto Parts and Equipment	1,580,323	-	-	1,580,323
Beverages	1,628,836	-	-	1,628,836
Building Materials	3,424,486		-	3,424,486
Capital Development Certificates	-	-	3,629,271	3,629,271
Chemical Products	3,590,419	-	-	3,590,419
Construction and Infrastructure	1,248,645	-	-	1,248,645
Financial Groups	4,713,611	-	-	4,713,611
Food	1,079,338	-	-	1,079,338
Holding Companies	1,003,381	-	-	1,003,381
Hotels, Restaurants, and Recreation	906,415	-	341,714	1,248,129
Mining	1,743,372	1,135,049	-	2,878,421
Railroads	652,168	-	-	652,168
Real Estate Services	969,905	-	-	969,905
Retail	7,423,625	-	-	7,423,625
Telecommunication	5,308,900	-	-	5,308,900
Total Equity	$37,980,303	$1,135,049	$3,970,985	$43,086,337

Mexican Mutual Funds	$69,528	$-	$-	$69,528

Real Estate Investment Trusts	$1,805,068	$-	$-	$1,805,068

Short-Term Investments	$1,900,566	$-	$-	$1,900,566
Total Investments in Securities	$41,755,465	$1,135,049	$3,970,985	$46,861,499

* The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Capital Development Certificates
Balance as of July 31, 2021	$353,418	$3,565,132
Acquisitions	-	-
Dispositions	-	-
Realized gain	-	-
Change in unrealized appreciation/(depreciation)	(11,704)	64,139
Balance as of October 31, 2021	$341,714	$3,629,271

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at October 31, 2021	$(11,704)	$64,139

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of October 31, 2021:

		Fair Value October 31, 2021	Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock		$341,714	Market Comparables	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	$1.112-$1.168
Capital Development Certificates		$3,629,271	Market Comparables/ Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security.	$11.596-$12.893

	[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

	[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.